Changes in accounting policies, comparability and adjustments	6 Months Ended
Jun. 30, 2024
Changes In Accounting Policies Comparability And Adjustments [Line Items]
Changes in accounting policies, comparability and adjustments
Amendments to IAS 12,

Income Taxes
UBS

has

applied

for

the

purposes

of

these

financial

statements

the

exception

that

was

introduced

by

the
amendments to

IAS 12,
Income Taxes
, issued in

May 2023

in relation to

top-up taxes

on income

under Global

Anti-
Base Erosion

Rules that

have been

imposed under

legislation that

has been

enacted or

substantively enacted

to
implement the Pillar

Two model rules published by the

Organisation for Economic

Co-operation and Development.
The exception

requires that

deferred tax

assets and

deferred tax

liabilities be

neither recognized

nor disclosed

in
respect of such top-up taxes.
Other amendments to IFRS Accounting Standards
A number of minor amendments

to IFRS Accounting Standards became

effective from 1 January 2024 or

later and
have had no material effect on the Group.

Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations
IFRS 18,
Presentation and Disclosure in Financial

Statements
In April 2024, the IASB issued a new standard,

IFRS 18,
Presentation and Disclosure in Financial Statements,

which
replaces IAS 1, Presentation of Financial Statements
. The main changes introduced by IFRS 18 relate

to:
– the structure of income statements;
–
new disclosure requirements for management performance

measures; and
–
enhanced guidance on

aggregation / disaggregation of information on

the face of

financial statements and

in
the notes thereto.
IFRS 18 is effective from 1 January 2027 and

will also apply to comparative information. UBS

will first apply these
new requirements in

the Annual Report

2027 and, for

interim reporting, in

the first quarter

2027 interim report.
UBS is assessing the

impact of the new

requirements on its

reporting, but expects it

to be limited. UBS

will take the
opportunity to refine the grouping of items in the primary financial statements and in the notes thereto based on
new principles of aggregation and disaggregation

in IFRS 18.
Amendments to IFRS 9, Financial Instruments , and IFRS 7, Financial Instruments: Disclosures
In

May

2024,

the

IASB

issued
Amendments

to

the

Classification

and

Measurement

of

Financial

Instruments

–
Amendments to IFRS 9 and IFRS 7

(the Amendments).

The Amendments relate to:
–
derecognition of financial liabilities settled

through electronic transfer;
–
assessment

of

contractual

cash

flow

characteristics

in

classifying

financial

assets,

including

those

with
environmental, social and

corporate governance and

similar features, non-recourse

features, and

contractually
linked instruments; and
–
disclosure of information about

financial instruments with contingent features

that can change

the amount of
contractual

cash

flows,

as

well

as

equity

instruments

designated

at

fair

value

through

other

comprehensive
income.
The Amendments

are effective

from 1 January 2026,

with early

application permitted either

for the

entire set

of
amendments or

for only

those that relate

to classification of

financial instruments. UBS

is currently

assessing the
impact of the new requirements on its financial

statements.